Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Insurance sub-segment: changes to principal lines of business. Due to the change in management structure with effect from January 1, 2021, the Company’s Insurance segments principal lines of business have changed, as shown in the following table:

Insurance Segment
Current sub-segment: principal lines of business	New sub-segment: principal lines of business

Property and casualty insurance	First party and specialty insurance
Marine, aviation and energy insurance	Casualty and liability insurance
Financial and professional lines insurance	Financial and professional lines insurance
Our operating and reporting segments, Insurance and Reinsurance remain unchanged. The change will be limited to the principal lines of business within our Insurance segment.
We anticipate, for our interim and annual financial reporting for the year-ended December 31, 2021, the following comparative financial metrics will be represented to comply with the new Insurance sub-segment principal line of business structure: (i) gross and net written premiums by line of business; (ii) loss development triangles; (iii) Item 4B, “Business Segments”; and (iv) Item 5, “Operating and Financial Review and Prospects”.
Federal Home Loan Bank of Boston. The Company’s subsidiaries, AAIC and Aspen Specialty, each established a secured line of credit at Federal Home Loan Bank of Boston (“FHLBB”) on April 1, 2021. Advances may be used to support general corporate purposes. The maximum amount available under these facilities will vary based on the borrower’s net admitted assets and the lender’s underwriting criteria. Aspen Specialty’s maximum borrowing capacity available from the FHLBB is approximately $98 million. Under Texas state insurance law, without the prior consent of the Texas Department of Insurance, the amount of assets AAIC may pledge to secure debt obligations is limited to 10% of its reserve assets, resulting in a maximum borrowing capacity for AAIC under its FHLBB facility of approximately $97 million. Neither AAIC nor Aspen Specialty expects to draw on these facilities in the near future.